Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000000134 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000134 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000134 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000134 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000134 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000134 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000134 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000134 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000134 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000134 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000134 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000134 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000000136 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000136 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000136 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000136 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000136 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000136 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000136 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000136 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000136 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000136 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000136 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000136 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000073401 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000073401 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000073401 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000073401 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000073401 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000073401 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000073401 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000073401 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000073401 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073401 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000073401 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073401 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000130454 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000130454 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000130454 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000130454 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000130454 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000130454 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000130454 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130454 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130454 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130454 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130454 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130454 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000041105 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000041105 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000041105 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000041105 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000041105 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000041105 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000041105 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000041105 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000041105 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041105 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041105 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041105 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%